Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Assets Pledged as Collateral
NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL

The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.20	12.31.19
Deposits as Collateral	6,899,443	5,479,776
Special Accounts as Collateral—Argentine Central Bank	11,444,550	10,245,260
Trust as Collateral	373,450	—

Total	18,717,443	15,725,036

The restricted availability assets are detailed in Note 52.2.